UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bijou Capital Management LP
Address: 1860 Blake Street
         Suite 410
         Denver, CO  80202

13F File Number:  028-14821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Troy Johns
Title:     Chief Compliance Officer and Director of Operations
Phone:     303-253-7230

Signature, Place, and Date of Signing:

 /s/   Troy Johns     Denver, CO     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $13,373 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     1163    14845 SH       SOLE                    14845        0        0
CABOT OIL & GAS CORP           COM              127097103      274     8805 SH       SOLE                     8805        0        0
COBALT INTL ENERGY INC         COM              19075F106      708    23567 SH       SOLE                    23567        0        0
DENBURY RES INC                COM NEW          247916208      452    24800 SH       SOLE                    24800        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1205    16940 SH       SOLE                    16940        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140      247     6844 SH       SOLE                     6844        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109      834    15755 SH       SOLE                    15755        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      124    10200 SH       SOLE                    10200        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      121    17085 SH       SOLE                    17085        0        0
HERCULES OFFSHORE INC          COM              427093109       57    12000 SH       SOLE                    12000        0        0
HOLLYFRONTIER CORP             COM              436106108      223     6944 SH       SOLE                     6944        0        0
KODIAK OIL & GAS CORP          COM              50015Q100      219    22000 SH       SOLE                    22000        0        0
MARATHON OIL CORP              COM              565849106      328    10358 SH       SOLE                    10358        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      252     3167 SH       SOLE                     3167        0        0
NOBLE ENERGY INC               COM              655044105     1193    12200 SH       SOLE                    12200        0        0
NORTHERN OIL & GAS INC NEV     COM              665531109      251    12106 SH       SOLE                    12106        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      313     3290 SH       SOLE                     3290        0        0
PIONEER NAT RES CO             COM              723787107      879     7880 SH       SOLE                     7880        0        0
PLAINS EXPL& PRODTN CO         COM              726505100      368     8624 SH       SOLE                     8624        0        0
QEP RES INC                    COM              74733V100      423    13857 SH       SOLE                    13857        0        0
REX ENERGY CORPORATION         COM              761565100      185    17315 SH       SOLE                    17315        0        0
SCHLUMBERGER LTD               COM              806857108      508     7265 SH       SOLE                     7265        0        0
SM ENERGY CO                   COM              78454L100      494     6980 SH       SOLE                     6980        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      600    19600 SH       SOLE                    19600        0        0
TALISMAN ENERGY INC            COM              87425E103      363    28775 SH       SOLE                    28775        0        0
VENOCO INC                     COM              92275P307      167    15439 SH       SOLE                    15439        0        0
WHITING PETE CORP NEW          COM              966387102     1112    20480 SH       SOLE                    20480        0        0
WPX ENERGY INC                 COM              98212B103      310    17225 SH       SOLE                    17225        0        0